Property, plant and equipment (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 136,088,914	$ 134,583,893
Other assets [member]
IfrsStatementLineItems [Line Items]
Depreciation expense	774,251	850,675
Net Income [Member]
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 135,314,663	$ 133,733,218